INCOME TAX CREDIT (Schedule of Loss Profit Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	$ (36,927)	$ (43,780)	$ (1,924)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	(12,922)	(22,354)	(813)
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	(104)	(33)	3,939
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	$ (23,901)	$ (21,393)	$ (5,050)